Leases - Summary of information related to operating lease payments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Leases.
Operating leases right-of-use assets	¥ 49,910,725	¥ 72,309,492	$ 7,236,375
Current portion of lease liabilities	27,479,158	30,417,376	3,984,103
Non-current portion of lease liabilities	19,571,579	31,278,210	$ 2,837,612
Total operating lease liabilities	¥ 47,050,737	¥ 61,695,586
Weighted-average remaining lease term (in years) - operating leases	1 year 10 months 28 days	2 years 29 days	1 year 10 months 28 days
Weighted-average discount rate - operating leases	4.59%	4.65%	4.59%
Cash paid for operating leases	¥ 31,734,384	¥ 47,825,788
Lease liabilities arising from obtaining right-of-use assets	¥ 29,500,598	¥ 56,288,653